[FLAG INVESTORS LOGO]

                                  Value Builder
                                      Fund

                                  Annual Report
                                 March 31, 1999

REPORT HIGHLIGHTS
-----------------------------------------------------------------------------

o Your Fund's performance for the 6 month and one-year periods ending March 31, 1999 were 24.8% and 13.9%, respectively.

o Your Fund achieved excellent performance results for the 1-, 3- and 5-year periods ended March 31, 1999 comparing very favorably against other balanced funds. Your Fund's 3- and 5-year period rankings that are in the top 5% of the Lipper Balanced Fund category are especially noteworthy.

o The Fund's asset mix continued to emphasize long-term holdings with stocks and bonds representing 95% of the portfolio. New and existing shareholders purchased more than $157 million in Fund shares over the past 12 months.

o One of the more notable trends in the equity market over the past year has been the large capitalization phenomenon. In the calendar year 1998, the "Standard & Poor's 500 Index" outperformed the average stock in the same index by a 4 to 1 ratio.

o Enormous potential is being quietly created in many companies that have continued to make good business progress but their accomplishments are not reflected in the prices of their shares. To have had the market gains of the past several years and to have such modest valuations for the shares of many companies is reason for optimism in these companies for investors with patience and a long-term perspective.

FUND PERFORMANCE
-----------------------------------------------------------------------------

Growth of a $10,000 Investment in Class A Shares(1)
June 15, 1992-March 31, 1999




$10,000 invested in the Value Builder Fund
Class A Shares at inception on June 15, 1992 was worth $30,543 on March 31, 1999.



In the printed version there appears a line graph with the following plot points depicted.




                            1/92     10000
                            12/92    10776
                            6/93     11526
                            12/93    12043
                            6/94     11666
                            12/94    11998
                            6/95     14076
                            12/95    15927
                            6/96     17217
                            12/96    19851
                            6/97     22132
                            12/97    24351
                            6/98     27094
                            12/98    28862
                            3/99     30543





Total Return Performance(1)



                                 Class A       Class B     Class C   Institutional
  For the periods ended 3/31/99  Shares        Shares      Shares       Shares
----------------------------------------------------------------------------------
  1 Year                         13.91%        13.05%          --%        14.22%
 ..................................................................................
  3 Years (Cumulative)           82.77%        78.67%          --%        84.14%
 ..................................................................................
  5 Years (Cumulative)           160.40%            %          --%           --%
 ..................................................................................
  Since Inception               6/15/92       1/3/95       4/8/98       11/2/95
                                -------       ------       ------       -------
  (Cumulative)                   205.44%      146.35%       11.53%       100.18%
 ..................................................................................


(1) Past performance is not an indicator of future results. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charge. Also, some of the Fund's fees were waived during the period. If the maximum 4.5% sales charge were reflected and if there had been no fee waivers, the quoted performance would be lower. Performance figures for the classes differ because each class maintains a distinct expense structure. For further details on expense structures, please refer to the fund's prospectus. Please review the Additional Performance Information on page 7.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Fellow Shareholders:

   We are pleased to report on the progress of your Fund for the year ended March 31, 1999.

   The Value Builder Fund had a very good six months and one-year with a gain of 24.8% and 13.9% respectively for the Class A Shares. For the three- and five-year periods your Fund has gained 82.8% and 160.4%, respectively. The Fund's equity performance was due primarily to the earnings gains of the portfolio companies and the management focus to build shareholder value. The Fund's bond holdings did quite well with many achieving double digit returns.

     We are especially pleased that the Fund continues to place in the very top tier of Lipper Analytical's Balanced Fund category with a ranking in the top 15% for the one-year period and in the top 5% for the three-and five-year periods(1). We feel the three- and five-year rankings are very special accomplishments for our shareholders. Additionally, the Fund has received an "A" ranking from the Wall Street Journal for the one-, three- and five-year periods(2). Illustrated in the chart on page 1 is the growth of a $10,000 investment in the Fund's Class A shares since inception. A full summary of investment returns for the Fund is also provided on page 1.

Asset Mix

   During the past year we have maintained the Fund's long-term focus with 95% of the Fund's assets in stocks and bonds and the remaining 5% in short-term investments. The pie charts below reflect the current asset mix as well as the asset mix a year ago. The slight decrease in the short-term investments category over the past year is primarily due to our normal investment activities which include net purchases of stocks and bonds of $176 million while new and existing shareholders purchased $157 million Value Builder shares.


In the printed version there appears a pie chart with the following plot points depicted.



                            3/31/98                   3/31/99

Short-term Investments        9.3%                     4.1%
Fixed-Income                 28.8%                    26.8%
Common Stocks
  and Convertibles           61.9%                    69.1%

-------------------
(1) The Lipper rankings are based on performance for the periods ended March 31, 1999 relative to other funds in the Balanced Funds category. In addition the Fund ranked #58 out of 416 for the 1 year, #12 out of 294 for the 3 year, #4 out of 174 for the 5 year. Performance figures used in these rankings exclude the impact of any sales charge. Past performance is no guarantee of future results.

(2) Funds are categorized by The Wall Street Journal based on classifications by Lipper and are ranked by the total return performance relative to other funds in their respective categories. This ranking indicates that theFund's 1-, 3-year, and 5-year total returns placed in the top 14%, 4% and 2%, respectively, of 416, 294 and 174 funds, respectively, in the Blended Funds category. Past performance is no guarantee of future results.

   As we have said in the past, we very much appreciate this expression of confidence and we will certainly make every effort to see that it is well deserved. The Fund's net assets were $923 million at March 31, 1999, up from $678 million this time last year.

Investment Environment
   In our September letter to shareholders we noted how quickly some of the prior months' gains were taken back by the market decline. At the same time, we suggested that during periods of declining share prices, which are often driven more by emotion than business fundamentals, opportunities are often created to acquire shares at a much larger discount to intrinsic value than would normally be possible. With the Dow Jones Industrial Average having recently climbed through the 10,000 level, it is a good bit easier to appreciate the opportunities created by the market decline only six months ago. Some of those values are reflected in the purchases listed below.


Largest Purchases (for the twelve months ended 3/31/99)

  Common Stock Purchases
  Security                                                             Cost
------------------------------------------------------------------------------
   Cendant                                                         $19,875,919
 ..............................................................................
   Blyth Industries                                                 13,959,989
 ..............................................................................
   Richfood Holdings                                                 9,916,176
 ..............................................................................
   Bank of America Corp.                                             9,679,471
 ..............................................................................
   COMSAT Corporation                                                8,364,471

  Bond Purchases
  Security                                                             Cost
------------------------------------------------------------------------------
   Marriott International, 6.625% due 11/15/03                     $ 9,980,800
 ..............................................................................
   Cendant Corp., 7.75% due 12/01/03                                 7,991,952
 ..............................................................................
   Millipore Corp., 7.20% due 04/01/02                               7,611,816
 ..............................................................................
   HMH Properties, 7.875% due 8/01/05                                5,701,744
 ..............................................................................
   Conseco Inc., 6.80% due 6/15/05                                   5,087,556


   One of the more notable trends in the equity market over the past year has been the large capitalization performance phenomenon, which has been very much at work in almost all of the stock indices. Shareholders may recall that in 1998 the Standard and Poor's '500' (a capitalization weighted index) outperformed the average stock in the same index (equal weighted) by a 4 to 1 ratio. In the smaller stock indices, the divergence with the S&P '500' was even more pronounced.

-----------------------------------------------------------------------------

   So far in 1999 a very similar picture is developing with the S&P '500' up 5% and the average stock in the same index up only 1%. Shareholders may wonder how this could happen? To make the picture a little clearer, the top 10% (50 stocks) in the index (Microsoft, General Electric, Intel, Wal-Mart, etc.) makes up a whopping 55% of the index on a capitalization basis. The bottom 10% (50 stocks) in the index (Harnischfeger, Foster Wheeler, ASARCO, etc.) makes up an unbelievably meager 1/2 of 1% of the index. As a consequence, the top 10% of stocks in the index have a 100 times greater impact on the index's return than the bottom 10%.

   Since there is almost always a "silver lining" to every cloud, it appears to us that the real "silver lining" in this case is the enormous potential which is being quietly created in many companies outside the top 50 stocks that have continued to make good business progress but have been essentially ignored in the marketplace. To have had the market gains of the past several years and to have such modest valuations for the shares of many companies is reason for optimism in these companies for investors with patience and a long-term perspective.

Portfolio Developments
   In past shareholder reports we have stated quite clearly that we intend to periodically make candid reports to you highlighting our successes and our failures. In many respects such a "scorecard" allows a shareholder the opportunity to see just how well we have executed our game plan of buying good value. Listed below are our largest holdings with costs and market values, as well as the percent changes over the past 12 months.

Largest Holdings

                                               Market Value         Performance
  Security                      Cost             3/31/99        3/31/98 to 3/31/99
----------------------------------------------------------------------------------
   America Online          $ 2,717,910       $107,456,000               760.8%
 ...................................................................................
   Conseco                  26,480,325         38,802,125               -45.5%
 ...................................................................................
   Cendant                  20,571,474         25,710,300               NA*
 ...................................................................................
   Novell                    8,652,772         22,744,313               135.0%
 ...................................................................................
   Blyth Industries         22,544,160         20,336,400               -30.8%
 ...................................................................................
   MCI Worldcom              4,370,243         16,887,895               122.5%
                            ----------         ----------
 ..................................................................................

  Total                    $85,336,884       $231,937,033
----------------------------------------------------------------------------------

*Not calculated since most of the shares were purchased during the past twelve months.

   Since I have already commented on the success of America Online in prior letters, I will not comment further here except to say that I wish I had a nickel for every time over the past two years someone suggested that it was overpriced and should be sold. Perhaps now shareholders have a better appreciation for my suggestion in previous letters that our greatest losses will not be the stocks bought and then sold at a loss in the portfolio, but rather the winners we sell too early. Just imagine if we would have sold America Online after it doubled in price!

   While the price change in the shares of Conseco and Blyth Industries was disappointing, their business progress was not. Each company exceeded our expectations but the market's narrow focus chose to ignore their accomplishments. Actually, we are somewhat thankful for this condition as it allows us to purchase additional shares at an even better bargain.

   In an effort to complete the scorecard, we have also provided a list of the biggest gainers in the portfolio over the past 12 months. Hopefully, this scorecard reinforces what we have emphasized in previous letters about buying "good value" and allowing sufficient time for such value to be recognized in the investment marketplace.

Ten Best Performers 3/31/98-3/31/99

                                            Percent            Original
  Security                                  Change          Investment Date
-----------------------------------------------------------------------------
   America Online                           760.8%               11/96
 ............................................................................
   Amgen                                    146.0%                4/94
 ............................................................................
   Novell                                   135.0%               12/97
 ............................................................................
   MCI Worldcom                             122.5%                8/92
 ............................................................................
   IBM                                       70.6%               11/93
 ............................................................................
   United Technologies                       46.7%               10/92
 ............................................................................
   Tandy                                     35.8%                2/94
 ............................................................................
   SEI Corp.                                 35.5%               10/95
 ............................................................................
   First Data Corp.                          31.5%               10/93
 ............................................................................
   American Express                          28.3%               12/92


As much as we would like to have nothing but successes, we know from experience that we cannot make a hit every time we swing the bat. Occasionally we will misjudge the pitch (companies) and take a strike. During the past year we misjudged several pitches (some might say of Sunbeam that we misjudged more than the pitch) and we have listed them below.

Three Worst Performers 3/31/98-3/31/99


  Security                              Percent Change
-----------------------------------------------------------------------------
   Sunbeam                                   -69.2%
 ............................................................................
   Cendant                                   -59.9%*
 ............................................................................
   Airgas                                    -51.4%

-----------
*Only for shares held the entire period

LETTER TO SHAREHOLDERS (CONCLUDED)
-----------------------------------------------------------------------------

   In the case of Sunbeam, we will graciously take the dunce cap and go sit quietly in the corner. As much as we like to rationally defend our purchase of the shares, we find a toothpick provides little to hide behind. The management and business progress of Sunbeam were worse than even our lowest expectations. We wondered if Cendant might suffer a similar fate as we started buying the shares at $20 after having watched them decline from the mid thirties. Because we believed in the management and the high cash flow characteristics of Cendant's businesses we continued to buy Cendant shares as they fell to $18, then $16, then $14. As the shares continued to fall all the way down to $7 per share we kept buying but wondering what could we possibly be missing. I am pleased to report that the shares have risen back to $20 (with an average cost of less than $13), and the prospects for further gains are very good.

Reminders
   In our annual report to shareholders, we like to remind you that while we are advisors to your Fund we prefer to think of ourselves as your partners. We say this because we are all meaningful shareholders of the Fund just like you, and we do not intend to do anything with your money that we would not do with our own. Or as stated in the Fund's first annual report "we intend to eat our own cooking."

Sincerely.

/s/ Hobart C. Buppert, II
-------------------------
Hobart C. Buppert, II
Portfolio Manager

April 20, 1999

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

Additional Performance Information

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of each of the Fund's classes to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment from the inception date of the respective class through the end of the most recent fiscal year-end. The SEC also requires that we report the total return of each class, according to a standardized formula, for various time periods through the end of the most recent calendar quarter.

     Both the line graph and the SEC standardized total return figures include the impact of the maximum initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time period for the Class B and Class C Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

     While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's classes are adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC total return figures may differ from total return figures in the shareholder letter because the time periods may be different and because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, and investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

Additional Performance Information (continued)

Change in Value of a $10,000 Investment in Class A Shares(1)
June 15, 1992-March 31, 1999

In the printed version there appears a line graph with the following plot points depicted.


                               Flag                     91-Day
                            Investors                    U.S.
                          Value Builder   S&P 500      Treasury
                              Fund       Composite       Bill
                              ----       ---------       ----
                 6/92          9550        10000        10000
                               9884        10315        10101
                              10291        10835        10179
                              10861        11308        10258
                 6/93         11007        11364        10338
                              11526        11657        10422
                              11501        11927        10504
                              11202        11475        10584
                 6/94         11141        11524        10686
                              11607        12087        10801
                              11458        12085        10944
                              12385        13626        11108
                 6/95         13442        14528        11275
                              14588        15683        11436
                              15210        16627        11604
                              15960        17520        11747
                 6/96         16442        18307        11898
                              17290        18872        12062
                              18975        20445        12220
                              19136        20992        12375
                 6/97         21136        24660        12544
                              22851        26504        12712
                              23255        27265        12871
                              25608        31069        13039
                 6/98         25608        31069        13039
                              25608        31069        13039
                              25608        31069        13039
                 3/99         29170        36804        13654


Flag Investors Value Builder Fund $29,170
S&P 500 Composite $36,806
91-Day U.S. Treasury Bill $13,654



Average Annual Total Return(1)


  Periods Ended 3/31/99                    1 Year       5 Years   Since Inception(2)
------------------------------------------------------------------------------------
  Class A Shares                            8.78%       19.99%         17.07%
 ....................................................................................

(1) These figures assume the reinvestment of dividends and capital gain distributions. Past performance is not an indicator of future results. The indices listed above are unmanaged and are widely recognized as indicators of the performance in their respective sectors. The S&P 500 Composite is an indicator of general market performance and the 91-Day U.S. Treasury Bill is a measure of short-term market performance.

(2) June 15, 1992.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

Change in Value of a $10,000 Investment in Class B Shares(1)
January 3, 1995-March 31, 1999


In the printed version there appears a line graph with the following plot points depicted.



                               Flag                     91-Day
                            Investors                    U.S.
                          Value Builder   S&P 500      Treasury
                              Fund       Composite       Bill
                              ----       ---------       ----
                  1/95        10000        10000        10000
                              10781        10696        10099
                  6/95        11686        11717        10251
                              12645        12649        10397
                              13160        13410        10550
                              13788        14131        10680
                  6/96        14179        14765        10817
                              14878        15221        10967
                              16280        16489        11110
                              16404        16931        11251
                  6/97        18086        19889        11404
                              19522        21377        11557
                              19827        21990        11702
                              21491        25058        11854
                  6/98        21491        25058        11854
                              21491        25058        11854
                              21491        25058        11854
                  3/99        24438        29685        12414



Flag Investors Value Builder Fund $24,438
S&P 500 Composite $29,685
91-Day U.S. Treasury Bill $12,414



Average Annual Total Return(1)


  Periods Ended 3/31/99                    1 Year       5 Years   Since Inception(2)
------------------------------------------------------------------------------------
  Class B Shares                            9.05%         --%           23.47%
 ....................................................................................


(1) These figures assume the reinvestment of dividends and capital gain distributions. Past performance is not an indicator of future results. The indices listed above are unmanaged and are widely recognized as indicators of the performance in their respective sectors. The S&P500 Composite is an indicator of general market performance and the 91-Day U.S. Treasury Bill is a measure of short-term market performance.

(2) January 3, 1995.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

Additional Performance Information (continued)


Change in Value of a $10,000 Investment in Class C Shares(1)
April 6, 1998-March 31, 1999


In the printed version there appears a line graph with the following plot points depicted.


                               Flag                     91-Day
                            Investors                    U.S.
                          Value Builder   S&P 500      Treasury
                              Fund       Composite       Bill
                              ----       ---------       ----
                4/8/98        10000        10000        10000
                4/30/98        9873        10000        10000
                9/30/98        8855         9210        10205
                3/31/99       11053        11728        10429


Flag Investors Value Builder Fund $11,053
S&P 500 Composite $11,728
91-Day U.S. Treasury Bill $10,429


Average Annual Total Return(1)

  Periods Ended 3/31/99                    1 Year       5 Years   Since Inception(2)
------------------------------------------------------------------------------------
  Class C Shares                            --%          --%           10.53%
 ....................................................................................


(1) These figures assume the reinvestment of dividends and capital gain distributions. Past performance is not an indicator of future results. The indices listed above are unmanaged and are widely recognized as indicators of the performance in their respective sectors. The S&P 500 Composite is an indicator of general market performance and the 91-Day U.S. Treasury Bill is a measure of short-term market performance.

(2) April 6, 1998.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

Change in Value of a $10,000 Investment in Institutional Shares(1) November 2, 1995-March 31, 1999


In the printed version there appears a line graph with the following plot points depicted.


                               Flag                     91-Day
                            Investors                    U.S.
                          Value Builder   S&P 500      Treasury
                              Fund       Composite       Bill
                              ----       ---------       ----
                  11/95       10000        10000        10000
                  12/95       10349        10193        10055
                  3/96        10871        10740        10178
                  6/96        11205        11223        10309
                  9/96        11783        11569        10452
                  12/96       12935        12533        10588
                  3/97        13071        12869        10723
                  6/97        14436        15117        10869
                  9/97        15622        16248        11015
                  12/97       15904        16714        11153
                  3/98        17526        19046        11298
                  6/98        17526        19046        11298
                  9/98        17526        19046        11298
                  12/98       17526        19046        11298
                  3/99        20018        22563        11831



Flag Investors Value Builder Fund $20,018
S&P 500 Composite $22,563
91-Day U.S. Treasury Bill $11,831



Average Annual Total Return(1)

  Periods Ended 3/31/99                    1 Year       5 Years   Since Inception(2)
------------------------------------------------------------------------------------
  Institutional Shares                     14.22%        --%           22.59%
 ....................................................................................


(1) These figures assume the reinvestment of dividends and capital gain distributions. Past performance is not an indicator of future results. The indices listed above are unmanaged and are widely recognized as indicators of the performance in their respective sectors. The S&P 500 Composite is an indicator of general market performance and the 91-Day U.S. Treasury Bill is a measure of short-term market performance.

(2) November 2, 1995.

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1999


Shares                                                              Market Value
--------------------------------------------------------------------------------
Common Stock: 66.5%

Banking: 2.3%
     152,500      Bank of America Corporation ................      $ 10,770,312
     200,000      KeyCorp ....................................         6,062,500
     131,000      Wells Fargo & Company ......................         4,593,187
                                                                    ------------
                                                                      21,425,999
                                                                    ------------
Basic Industry: 1.3%
     707,600      Airgas, Inc.* ..............................         5,926,150
     140,000      Georgia Gulf Corp. .........................         1,566,250
      30,000      Hercules, Inc. .............................           757,500
      44,654      Potash Corp. of Saskatchewan, Inc. .........         2,388,989
      31,600      Schulman (A.), Inc. ........................           430,550
      28,000      Solutia, Inc. ..............................           486,500
                                                                    ------------
                                                                      11,555,939
                                                                    ------------
Business Services: 3.1%
     294,700      First Data Corp. ...........................        12,598,425
     176,400      SEI Corp. ..................................        16,317,000
                                                                    ------------
                                                                      28,915,425
                                                                    ------------
Capital Goods: 1.3%
     300,000      Case Corp. .................................         7,612,500
      36,000      Eaton Corp. ................................         2,574,000
      96,200      Westinghouse Air Brake Co. .................         2,008,175
                                                                    ------------
                                                                      12,194,675
                                                                    ------------
Consumer Durables/Non-Durables: 5.7%
     860,800      Blyth Industries, Inc.* ....................        20,336,400
      33,500      Eastman Kodak Co. ..........................         2,139,812
     140,000      Ford Motor Company .........................         7,945,000
      50,000      Liz Claiborne, Inc. ........................         1,631,250
     111,600      Philip Morris Cos., Inc. ...................         3,926,925
     510,100      Richfood Holdings, Inc. ....................        10,999,031
     414,800      Unifi, Inc.* ...............................         5,288,700
                                                                    ------------
                                                                      52,267,118
                                                                    ------------
Consumer Services: 17.2%
     736,000      America Online, Inc.* ......................       107,456,000
   1,632,400      Cendant Corp.* .............................        25,710,300
      60,000      Gannett Co. ................................         3,780,000
     202,000      Sinclair Broadcasting Group A* .............         2,941,625

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------


Shares                                                              Market Value
--------------------------------------------------------------------------------

Common Stock (continued)

Consumer Services (concluded)
    559,400      The Learning Co., Inc.* ......................      $16,222,600
     50,000      Times Mirror Co.-Class A .....................        2,703,125
                                                                     -----------
                                                                     158,813,650
                                                                     -----------
Defense/Aerospace: 0.8%
    156,000      Boeing Co. ...................................        5,323,500
     62,342      Lockheed Martin Corp. ........................        2,349,514
                                                                     -----------
                                                                       7,673,014
                                                                     -----------
Energy: 1.0%
    125,000      Burlington Resources, Inc. ...................        4,992,187
    250,000      Petroleum Geo Services* ......................        3,812,500
                                                                     -----------
                                                                       8,804,687
                                                                     -----------
Entertainment: 0.6%
    796,700      Lodgenet Entertainment Corp.* ................        5,228,344
                                                                     -----------

Financial Services: 5.0%
     83,500      American Express Co. .........................        9,811,250
    258,500      Citigroup ....................................       16,511,687
     87,500      Countrywide Credit Industries, Inc. ..........        3,281,250
    172,000      Freddie Mac ..................................        9,825,500
    265,780      MBNA Corp. ...................................        6,345,497
                                                                     -----------
                                                                      45,775,184
                                                                     -----------
Health Care Services: 4.2%
    190,000      Amgen, Inc.* .................................       14,226,250
     40,000      Baxter International, Inc. ...................        2,640,000
     76,000      Bristol-Myers Squibb Co. .....................        4,887,750
    114,000      Johnson & Johnson ............................       10,680,375
     77,200      Wellpoint Health Networks, Inc.* .............        5,852,725
                                                                     -----------
                                                                      38,287,100
                                                                     -----------
Hotels/Gaming: 0.4%
    200,000      Harrah's Entertainment, Inc.* ................        3,812,500
                                                                     -----------

Housing: 1.5%
    367,800      Champion Enterprises, Inc.* ..................        7,126,125
    128,000      USG Corp. ....................................        6,576,000
                                                                     -----------
                                                                      13,702,125
                                                                     -----------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1999


Shares/
Par (000)                                                           Market Value
--------------------------------------------------------------------------------

Common Stock (continued)

Insurance: 7.2%
  1,256,749      Conseco, Inc. ................................      $38,802,125
     65,000      Hartford Financial Services Group ............        3,692,812
     77,900      NAC Re Corp. .................................        4,182,256
    150,000      RenaissanceRe Holdings Limited ...............        5,240,625
    236,720      XL Capital Limited - Class A .................       14,380,740
                                                                     -----------
                                                                      66,298,558
                                                                     -----------
Multi - Industry: 0.9%
     64,000      United Technologies Corp. ....................        8,668,000
                                                                     -----------

Real Estate: 1.7%
     89,913      Crestline Capital Corp.* .....................        1,382,412
     60,200      General Growth Properties, Inc. ..............        1,952,738
    899,136      Host Marriott Corp. ..........................       10,002,888
     35,000      National Health Investors, Inc. ..............          752,500
    100,500      U.S. Restaurant Properties, Inc. .............        1,940,906
                                                                     -----------
                                                                      16,031,444
                                                                     -----------
Retail: 1.6%
     53,164      J.C. Penney Co., Inc. ........................        2,153,142
    400,000      Kmart Corp.* .................................        6,725,000
     90,000      Tandy Corp. ..................................        5,743,125
                                                                     -----------
                                                                      14,621,267
                                                                     -----------

Technology: 5.9%
     70,400      Autodesk, Inc. ...............................        2,846,800
    326,800      Cognex Corp.* ................................        7,741,075
    125,000      Electronic Data Systems Corp. ................        6,085,938
     86,000      International Business Machines Corp. ........       15,243,500
    903,000      Novell, Inc.* ................................       22,744,313
                                                                     -----------
                                                                      54,661,626
                                                                     -----------
Telecommunications: 2.7%
    300,000      Comsat Corp. .................................        8,681,250
    190,689      MCI Worldcom, Inc.* ..........................       16,887,895
                                                                     -----------
                                                                      25,569,145
                                                                     -----------
14

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1999

Shares/
Par (000)                                                           Market Value
--------------------------------------------------------------------------------

Common Stock (concluded)

Transportation: 1.1%
     135,000       Canadian National Railway Co. ............       $  7,509,375
      34,982       Delta Air Lines, Inc. ....................          2,431,249
                                                                    ------------
                                                                       9,940,624
                                                                    ------------
Utilities: 1.0%
     204,700       Midamerican Energy Hldgs* ................          5,731,600
         881       Star Gas Partners L.P.* ..................             12,340
     100,000       Unicom Corp. .............................          3,656,250
                                                                    ------------
                                                                       9,400,190
                                                                    ------------
                   Total Common Stock
                   (Cost $324,609,023) ......................        613,646,614
                                                                    ------------

Preferred Stock: 0.8%

     200,000       Conseco Financial Trust, 8.70% .............        4,950,000
     100,000       Conseco Financial Trust, 9.16% .............        2,506,250
                                                                       ---------
                   Total Preferred Stock
                     (Cost $7,500,000) ........................        7,456,250
                                                                       ---------


Convertible Preferred Stock: 1.8%

      40,000       Fleetwood Capital Trust, Cvt. Pfd., 6.00% ..        1,620,000
      75,000       Host Marriott Financial Trust,
                   Cvt. Pfd., 6.75% ...........................        3,075,000
      95,000       Sinclair Broadcast Group Cvt. Pfd., 6.00% ..        3,877,188
     423,600       U.S. Restaurant Properties, Series A,
                   Cvt. Pfd., 7.72% ...........................        7,889,550
                                                                      ----------
                   Total Convertible Preferred Stock
                     (Cost $20,341,867) .......................       16,461,738
                                                                      ----------

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1999

      Par
     (000)                                                          Market Value
--------------------------------------------------------------------------------

CONVERTIBLE BONDS: 2.4%

     $ 2,000       Healthcare Realty Trust, Cvt. Deb.,
                     6.55%, 3/14/02 ............................     $ 1,830,000
       8,800       Platinum Technology International, Inc.,
                     Cvt. Deb. 6.25%, 12/15/02 .................       8,338,000
       1,661       Richardson Electronics, Cvt. Deb.
                     8.25%, 6/15/06 ............................       1,407,698
         339       Richardson Electronics, Cvt. Deb.
                     7.25%, 12/15/06 ...........................         224,164
      10,907       Softkey International Cvt. Deb.,
                     5.50%, 11/1/00 ............................      10,716,128
                                                                     -----------
                   Total Convertible Bonds
                     (Cost $21,052,282) ........................      22,515,990
                                                                     -----------

CORPORATE BONDS: 23.0%

       7,400       Amazon.com Inc., 0.00%, 5/1/08 ..............       5,032,000
       3,000       Avon Products, Inc., 6.55%, 8/1/07 ..........       2,970,000
       1,000       Caesar's World, 8.875%, 8/15/02 .............       1,007,500
       2,975       Calenergy Co., Inc., 7.23%, 9/15/05 .........       3,082,844
       5,000       Calenergy Co., Inc., 7.63%, 10/15/07 ........       5,300,000
       3,000       Campbell Soup Co., 6.15%, 12/1/02 ...........       3,056,250
       1,000       Capstar Hotel, 8.75%, 8/15/07 ...............         957,500
       8,000       Cendant Corp., 7.75%, 12/1/03 ...............       8,220,000
         873       Chattem Inc., Sr Sub Deb, 12.75%, 6/15/04 ...         977,760
       3,000       Circus Circus, 6.75%, 7/15/03 ...............       2,857,500
       1,000       Citigroup, Inc, 6.125%, 6/15/00 .............       1,004,270
       5,100       Conseco, Inc., 6.80%, 6/15/05 ...............       4,927,875
         700       CSX Corp., Nt, 7.00%, 9/15/02 ...............         720,125
       5,000       Cytec Industries, Inc., 6.50%, 3/15/03 ......       4,743,750
       5,000       Cytec Industries, Inc., 6.75%, 3/15/08 ......       5,031,250
         300       Exxon Capital Corp., Nt, 6.50%, 7/15/99 .....         300,993
       2,150       First Tennessee Bank, 6.40%, 4/1/08 .........       2,158,063
       2,000       FMC Corp., Nt, 8.75%, 4/1/99 ................       2,000,000
       1,500       FMC Corp., Nt, 6.75%, 5/5/05 ................       1,428,750
       5,000       FMC Corp., Nt, 7.00%, 5/15/08 ...............       4,868,750
       5,000       Frontier Corp., 7.25%, 5/15/04 ..............       5,112,500
       1,000       Fund America Enterprise, Nt, 7.75%, 2/1/03 ..       1,020,000
       5,000       Furon Co., 8.12%, 3/1/08 ....................       4,912,500
       5,000       GTE Corp., 6.46%, 4/15/08 ...................       5,118,750
       5,700       HMH Properties, Nt, 7.875%, 8/1/05 ..........       5,543,250
       1,000       HMH Properties, Nt, 8.45%, 12/1/08 ..........         995,000

FLAG INVESTORS VALUE BUILDER FUND
--------------------------------------------------------------------------------

      Par
     (000)                                                          Market Value
--------------------------------------------------------------------------------

CORPORATE BONDS (continued)

     $ 3,000       Host Marriott Travel Plaza, 9.50%, 5/15/05 ...   $  3,131,250
       5,000       HVIDE Marine, Inc., 8.375%, 2/15/08 ..........      3,425,000
       5,000       ICI, 6.95%, 9/15/04 ..........................      4,968,750
       1,775       ITT Corp., Nt, 6.25%, 11/15/00 ...............      1,723,969
       2,000       ITT Corp., Nt, 6.75%, 11/15/03 ...............      1,870,000
       5,000       J.P. Morgan, Nt, 6.875%, 1/15/07 .............      5,143,750
       4,000       Jeffries Group, Inc., 7.50%, 8/15/07 .........      4,200,000
       2,000       John Q. Hammons Hotels LP, Nt,
                     8.875%, 2/15/04 ............................      1,870,000
       3,000       Knight-Ridder, Inc., 6.625%, 11/1/07 .........      3,082,500
       5,000       Lilly Industries, Inc., 7.75%, 12/1/07 .......      5,087,500
       2,500       Lockheed Martin Corp., 7.25%, 5/15/06 ........      2,646,875
       2,200       Lockheed Martin Corp., Nt, 6.85%, 5/15/01 ....      2,244,000
       5,000       LodgeNet Entertainment, Nt,
                     10.25%, 12/15/06 ...........................      5,112,500
       1,285       Markel Corp., Nt, 7.25%, 11/1/03 .............      1,338,006
      10,000       Marriot International, Inc.,
                     6.625%, 11/15/03 ...........................     10,012,500
       1,100       Masco Corp., Nt, 6.625%, 9/15/99 .............      1,105,500
       1,000       Masco Corp., Nt, 6.125%, 9/15/03 .............      1,005,000
       2,000       McDonnell Douglas Corp., Nt,
                     6.875%, 11/1/06 ............................      2,100,000
         500       MCI Communication, Nt, 7.50%, 8/20/04 ........        532,500
       9,800       Millipore Corp., 7.20%, 4/1/02 ...............      9,800,000
       7,100       Millipore Corp., Nt, 7.50%, 4/1/07 ...........      6,984,625
       4,000       Morgan Guaranty Trust Co., Nt,
                     5.75%, 10/8/99 .............................      4,014,360
       2,000       Nabisco, Inc., 6.70%, 6/15/02 ................      2,012,500
       1,500       Norfolk Southern, 6.95%, 5/1/02 ..............      1,537,500
       1,500       Norfolk Southern, 7.35%, 5/15/07 .............      1,603,125
       5,000       Premier Parks, Nt, 9.25%, 4/1/06 .............      5,225,000
       4,000       Premier Parks, Nt, 9.75%, 1/15/07 ............      4,350,000
       3,815       Raychem Corp.,7.20%, 10/15/08 ................      3,829,306
       3,000       Raytheon Co., 6.45%, 8/15/02 .................      3,052,500
       5,000       Raytheon Co., 6.50%, 7/15/05 .................      5,081,250
       1,500       Salomon, Inc., Nt, 7.125%, 8/1/99 ............      1,510,050
       5,500       Solutia, Inc., 6.50%, 10/15/02 ...............      5,527,500
       3,000       Tandy Corp., 6.95%, 09/1/07 ..................      3,120,000
       1,000       Tektronix, Inc., Nt, 7.50%, 8/1/03 ...........      1,022,500
       1,000       Tenneco, Inc., Nt, 8.075%, 10/1/02 ...........      1,042,500
       5,000       United Defense Inds, Inc.,
                     8.75%, 11/15/07 ............................      5,025,000
       2,660       USG Corp., 8.50%, 8/1/05 .....................      2,859,500
         500       Xerox Corp., Nt, 7.15%, 8/1/04 ...............        522,500
                                                                     -----------
                   Total Corporate Bonds (Cost $210,757,633) ....    212,066,496
                                                                     -----------

-----------------------------------------------------------------------------
FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------
Statement of Net Assets (concluded)                            March 31, 1999

       Par
      (000)                                                         Market Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY SECURITIES: 1.4%

     $ 1,000       Federal National Mortgage Assoc.,
                     7.60%, 5/24/06 ..........................       $ 1,003,280
                                                                     -----------
                   U.S. Treasury Notes
       4,000         6.25%, 5/31/00 ..........................         4,058,720
       4,000         5.75%, 10/31/00 .........................         4,043,760
       4,000         6.125%, 12/31/01 ........................         4,106,600
                                                                     -----------
                                                                      12,209,080
                                                                     -----------
                   Total U.S. Government Agency Securities
                     (Cost $12,976,097) ......................        13,212,360
                                                                     -----------


 Repurchase Agreement: 3.5%


      32,211       Goldman Sachs & Co., 4.80%

                     Dated 3/31/99, to be repurchased on 4/1/99,
                     collateralized by U.S. Treasury Note with a
                     par value of $30,327,000, coupon rate of
                     6.375%, due 8/15/27, with a market value of
                     $32,620,328 (Cost $32,211,000) ................. 32,211,000
                                                                      ----------

Total Investments in Securities (Cost $629,447,902)** ..    99.4%   $917,570,448
Other Assets in Excess of Liabilities ..................     0.6%      5,218,468
                                                           -----    ------------
Net Assets .............................................   100.0%   $922,788,916
                                                           =====    ============

Net Asset Value and Redemption Price Per:
   Class A Share ($649,663,851 / 26,897,803 shares) ..........     $   24.15
                                                                   =========

   Class B Share ($110,679,674 / 4,590,241 shares) ...........     $   24.11***
                                                                   =========
   Class C Share ($17,450,549 / 723,521 shares) ..............     $   24.12****
                                                                   =========
   Institutional Share ($144,994,842 / 5,953,220 shares) .....     $   24.36
                                                                   =========
Maximum Offering Price Per:
   Class A Share ($24.15 / 0.955) ............................     $   25.29
                                                                   =========
   Class B Share .............................................     $   24.11
                                                                   =========
   Class C Share .............................................     $   24.12
                                                                   =========
   Institutional Share .......................................     $   24.36
                                                                   =========
--------
    * Non-income producing security.
   ** Aggregate cost for federal tax purposes is $629,224,848.
  *** Redemption value is $23.15 following a 4% maximum contingent deferred sales charge.
 **** Redemption value is $23.88 following a 1% maximum contingent deferred sales charge.

                 See accompanying Notes to Financial Statements.

18

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-----------------------------------------------------------------------------
Statement of Operations

                                                                      For the
                                                                    Year Ended
                                                                     March 31,
--------------------------------------------------------------------------------
                                                                       1999
Investment Income:
   Dividends ................................................     $   8,804,013
   Interest .................................................        19,627,795
   Less:Foreign taxes withheld ..............................           (19,778)
                                                                  -------------
            Total income ....................................        28,412,030
                                                                  -------------

Expenses:
   Investment advisory fee ..................................         5,619,259
   Distribution fee .........................................         2,321,058
   Transfer agent fee .......................................           335,996
   Accounting fee ...........................................           127,817
   Registration fees ........................................           119,352
   Custodian fees ...........................................            92,747
   Directors' fees ..........................................            36,141
   Miscellaneous ............................................           239,029

                                                                  -------------
            Total expenses ..................................         8,891,399
                                                                  -------------
   Net investment income ....................................        19,520,631
                                                                  -------------
Realized and unrealized gain on investments:
   Net realized gain from security transactions .............        13,846,863
   Change in unrealized appreciation/depreciation
     of investments .........................................        76,741,086
                                                                  -------------
   Net gain on investments ..................................        90,587,949
                                                                  -------------
Net increase in net assets resulting from operations ........     $ 110,108,580
                                                                  =============

                 See accompanying Notes to Financial Statements.
                                                                              19

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------
Statements of Changes in Net Assets



                                                 For the Years Ended March 31,
------------------------------------------------------------------------------
                                                     1999             1998
Increase in Net Assets:
Operations:
   Net investment income ....................   $  19,520,631    $  12,089,775
   Net realized gain from security
     transactions ...........................      13,846,863        4,718,485
   Change in unrealized appreciation/
     depreciation of investments ............      76,741,086      124,787,999
                                                -------------    -------------
   Net increase in net assets
     resulting from operations ..............     110,108,580      141,596,259
                                                -------------    -------------
Distributions to Shareholders from:
   Net investment income and short-term gains:
     Class A Shares .........................     (13,804,511)      (8,528,277)
     Class B Shares .........................      (1,569,776)        (625,533)
     Class C Shares .........................        (128,906)            --
     Class D Shares .........................        (257,548)        (351,052)
     Institutional Shares ...................      (3,045,076)      (1,539,023)
   Net realized long-term gains:
     Class A Shares .........................      (8,542,386)      (5,136,333)
     Class B Shares .........................      (1,338,049)        (601,637)
     Class C Shares .........................        (156,874)            --
     Class D Shares .........................            --           (224,735)
     Institutional Shares ...................      (1,772,147)      (1,098,467)
                                                -------------    -------------
   Total distributions ......................     (30,615,273)     (18,105,057)
                                                -------------    -------------
Capital Share Transactions:
   Proceeds from sale of shares .............     273,356,523      233,685,893
   Value of shares issued in reinvestment
     of dividends ...........................      27,465,074       16,203,251
   Cost of shares repurchased ...............    (135,894,760)     (40,437,180)
                                                -------------    -------------
   Increase in net assets derived from
     capital share transactions .............     164,926,837      209,451,964
                                                -------------    -------------
   Total increase in net assets .............     244,420,144      332,943,166
Net Assets:
   Beginning of period ......................     678,368,772      345,425,606
                                                -------------    -------------
   End of period (including undistributed net
     investment income of $4,505,377 and
     $3,766,431, respectively) ..............   $ 922,788,916    $ 678,368,772
                                                =============    =============

                See accompanying Notes to Financial Statements.

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                                                                              21

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-----------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding throughout each period)


                                                           For the
                                                          Year Ended
                                                           March 31,
                                                          ----------
                                                             1999
Per Share Operating Performance:
   Net asset value at beginning of period ..........      $   22.09
                                                          ---------
Income from Investment Operations:
   Net investment income ...........................           0.56
   Net realized and unrealized gain on investments .           2.40
                                                          ---------
   Total from Investment Operations ................           2.96
                                                          ---------

Less Distributions:
   Net investment income and short-term gains ......          (0.57)
   Net realized mid-term and long-term capital gains          (0.33)
                                                          ---------
   Total distributions .............................          (0.90)
                                                          ---------
   Net asset value at end of period ................      $   24.15
                                                          =========
Total Return .......................................          13.91%

Ratios to Average Net Assets:
   Expenses ........................................           1.12%
   Net investment income ...........................           2.64%

Supplemental Data:
   Net assets at end of period (000) ...............      $ 649,664
   Portfolio turnover rate .........................             10%


------
(1) Without the waiver of advisory fees, the ratio of expenses to average net assets would have been 1.40% for the year ended March 31, 1995.

(2) Without the waiver of advisory fees, the ratio of net investment income to average net assets would have been 3.02% for the year ended March 31, 1995.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------



                                                                   For the Years Ended March 31,
                                                           ---------------------------------------------
                                                           1998         1997          1996          1995
                                                           ----         ----          ----          ----
Per Share Operating Performance:
   Net asset value at beginning of period ..........    $   17.14     $   14.68     $   12.02     $   11.23
                                                        ---------     ---------     ---------     ---------
Income from Investment Operations:
   Net investment income ...........................         0.47          0.39          0.36          0.35
   Net realized and unrealized gain on investments .         5.21          2.49          3.03          0.80
                                                        ---------     ---------     ---------     ---------
   Total from Investment Operations ................         5.68          2.88          3.39          1.15
                                                        ---------     ---------     ---------     ---------

Less Distributions:
   Net investment income and short-term gains ......        (0.47)        (0.36)        (0.41)        (0.35)
   Net realized mid-term and long-term capital gains        (0.26)        (0.06)        (0.32)        (0.01)
                                                        ---------     ---------     ---------     ---------
   Total distributions .............................        (0.73)        (0.42)        (0.73)        (0.36)
                                                        ---------     ---------     ---------     ---------
   Net asset value at end of period ................    $   22.09     $   17.14     $   14.68     $   12.02
                                                        =========     =========     =========     =========
Total Return .......................................        33.82%        19.90%        28.86%        10.57%

Ratios to Average Net Assets:
   Expenses ........................................         1.14%         1.27%         1.31%         1.35%(1)
   Net investment income ...........................         2.49%         2.51%         2.72%         3.07%(2)

Supplemental Data:
   Net assets at end of period (000) ...............    $ 491,575     $ 278,130     $ 200,020     $ 146,986
   Portfolio turnover rate .........................            7%           13%           15%           18%

                 See accompanying Notes to Financial Statements.

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-----------------------------------------------------------------------------
Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)


                                                           For the
                                                          Year Ended
                                                           March 31,
                                                          ----------
                                                             1999
Per Share Operating Performance:
   Net asset value at beginning of period ..........      $   22.08
                                                          ---------
Income from Investment Operations:
   Net investment income ...........................           0.41
   Net realized and unrealized gain on investments .           2.38
                                                          ---------
   Total from Investment Operations ................           2.79
                                                          ---------

Less Distributions:
   Net investment income and short-term gains ......          (0.43)
   Net realized mid-term and long-term capital gains          (0.33)
                                                          ---------
   Total distributions .............................          (0.76)
                                                          ---------
   Net asset value at end of period ................      $   24.11
                                                          =========
Total Return .......................................          13.10%

Ratios to Average Net Assets:
   Expenses ........................................           1.87%
   Net investment income ...........................           1.90%

Supplemental Data:
   Net assets at end of period (000) ...............      $ 110,680
   Portfolio turnover rate .........................             10%


-------------
(1) Annualized
(2) Commencement of Operations.
(3) Without the waiver of advisory fees, the ratio of expenses to average net assets would have been 2.17% annualized for the period ended March 31, 1995.
(4) Without the waiver of advisory fees, the ratio of net investment income to average net assets would have been 2.87% annualized for the period ended March 31, 1995.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------


                                                                                               For the period
                                                                                               Jan. 3, 1995(2)
                                                                                                    through
                                                            For the Years Ended March 31,          March 31,
                                                            --------------------------------------------------
                                                            1998         1997          1996          1995
Per Share Operating Performance:
   Net asset value at beginning of period ..........     $   17.16     $   14.71     $   12.01     $   11.14
                                                         ---------     ---------     ---------     ---------
Income from Investment Operations:
   Net investment income ...........................          0.34          0.26          0.21          0.08
   Net realized and unrealized gain on investments .          5.20          2.51          3.05          0.79
                                                         ---------     ---------     ---------     ---------
   Total from Investment Operations ................          5.54     $    2.77          3.26          0.87
                                                         ---------     ---------     ---------     ---------

Less Distributions:
   Net investment income and short-term gains ......         (0.36)        (0.26)        (0.24)      --
   Net realized mid-term and long-term capital gains         (0.26)        (0.06)        (0.32)      --
                                                         ---------     ---------     ---------     ---------
   Total distributions .............................         (0.62)        (0.32)        (0.56)      --
                                                         ---------     ---------     ---------     ---------
   Net asset value at end of period ................     $   22.08     $   17.16     $   14.71     $   12.01
                                                         =========     =========     =========     =========
Total Return .......................................         32.84%        19.00%        27.89%         7.81%

Ratios to Average Net Assets:
   Expenses ........................................          1.89%         2.02%         2.06%         2.10%(1,3)
   Net investment income ...........................          1.75%         1.84%         1.97%         2.94%(1,4)

Supplemental Data:
   Net assets at end of period (000) ...............     $  64,498     $  17,311     $   4,178     $     341
   Portfolio turnover rate .........................             7%           13%           15%           18%


                 See accompanying Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------
Financial Highlights -- Class C Shares
(For a share outstanding throughout each period)

                                                      For the Period
                                                     April 8, 1998(1)
                                                          through
                                                         March 31,
                                                     ----------------
                                                           1999
Per Share Operating Performance:
   Net asset value at beginning of period ..........      $ 22.31
                                                          -------
Income from Investment Operations:
   Net investment income ...........................         0.39
   Net realized and unrealized gain on investments .         2.10
                                                          -------
   Total from Investment Operations ................         2.49
                                                          -------

Less Distributions:
   Net investment income and short-term gains ......        (0.35)
   Net realized mid-term and long-term capital gains        (0.33)
                                                          -------
   Total distributions .............................        (0.68)
                                                          -------
   Net asset value at end of period ................      $ 24.12
                                                          =======
Total Return .......................................        11.50%(3)

Ratios to Average Net Assets:
   Expenses ........................................         1.91%(2)
   Net investment income ...........................         2.05%(2)

Supplemental Data:
   Net assets at end of period (000) ...............      $17,450
   Portfolio turnover rate .........................           10%

                 See accompanying Notes to Financial Statements.

----------
(1) Commencement of operations.
(2) Annualized
(3) Total return is since inception.

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

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------
Financial Highlights -- Class D Shares
(For a share outstanding throughout each period)

                                                 For the Period
                                                  April 1, 1998
                                                      through
                                                  November 20,(1)
                                                 ---------------
                                                       1999
Per Share Operating Performance:
   Net asset value at beginning of period ........    $22.05
                                                      ------
Income from Investment Operations:
   Net investment income .........................      0.29
   Net realized and unrealized gain on investments     (0.06)
                                                      ------
   Total from Investment Operations ..............      0.23
                                                      ------

Less Distributions:
   Net investment income and short-term gains ....     (0.32)
   Net realized long-term capital gains ..........      --
                                                      ------
   Total distributions ...........................     (0.32)
                                                      ------
   Net asset value at end of period ..............    $21.96
                                                      ======
Total Return .....................................      1.09%

Ratios to Average Net Assets:
   Expenses ......................................      1.50%
   Net investment income .........................      2.04%

Supplemental Data:
   Net assets at end of period (000) .............    $ --
   Portfolio turnover rate .......................        10%


--------
(1) Class D Shares were converted to Class A Shares on November 20, 1998.
(2) Without the waiver of advisory fees, the ratio of expenses to average net assets would have been 1.74% for Class D Shares for the year ended
    March 31, 1995.
(3) Without the waiver of advisory fees, the ratio of net investment income to average net assets would have been 2.68% for Class D Shares for the year ended March 31, 1995.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

                                                             For the Years Ended March 31,
                                                       ----------------------------------------------
                                                       1998          1997          1996          1995
Per Share Operating Performance:
   Net asset value at beginning of period ........    $ 17.11       $ 14.66       $ 12.01       $ 11.22
                                                      -------       -------       -------       -------
Income from Investment Operations:
   Net investment income .........................       0.43          0.35          0.33          0.31
   Net realized and unrealized gain on investments       5.17          2.47          3.02          0.80
                                                      -------       -------       -------       -------
   Total from Investment Operations ..............       5.60          2.82          3.35          1.11
                                                      -------       -------       -------       -------

Less Distributions:
   Net investment income and short-term gains ....      (0.40)        (0.31)        (0.38)        (0.31)
   Net realized long-term capital gains ..........      (0.26)        (0.06)        (0.32)        (0.01)
                                                      -------       -------       -------       -------
   Total distributions ...........................      (0.66)        (0.37)        (0.70)        (0.32)
                                                      -------       -------       -------       -------
   Net asset value at end of period ..............    $ 22.05       $ 17.11       $ 14.66       $ 12.01
                                                      =======       =======       =======       =======
Total Return .....................................      33.33%        19.46%        28.44%        10.18%

Ratios to Average Net Assets:
   Expenses ......................................       1.49%         1.62%         1.66%         1.70%(2)
   Net investment income .........................       2.14%         2.15%         2.37%         2.72%(3)

Supplemental Data:
   Net assets at end of period (000) .............    $18,478       $15,213       $13,757       $11,717
   Portfolio turnover rate .......................          7%           13%           15%           18%


                 See accompanying Notes to Financial Statements.
                                                                              29

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FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------
Financial Highlights -- Institutional Shares
(For a share outstanding throughout each period)



                                                         For the
                                                        Year Ended
                                                         March 31,
                                                        ----------
                                                           1999
Per Share Operating Performance:
   Net asset value at beginning of period ........      $  22.26
                                                        --------
Income from Investment Operations:
   Net investment income .........................          0.63
   Net realized and unrealized gain on investments          2.41
                                                        --------
   Total from Investment Operations ..............          3.04
                                                        --------

Less Distributions:
   Net investment income and short-term gains ....         (0.61)
   Net realized long-term capital gains ..........         (0.33)
                                                        --------
   Total distributions ...........................         (0.94)
                                                        --------
   Net asset value at end of period ..............      $  24.36
                                                        ========
Total Return .....................................         14.20%

Ratios to Average Net Assets:
   Expenses ......................................          0.87%
   Net investment income .........................          2.88%

Supplemental Data:
   Net assets at end of period (000) .............      $144,995
   Portfolio turnover rate .......................            10%


--------
(1) Commencement of operations.
(2) Annualized

30

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FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

                                                                                              For the period
                                                                                              Jan. 3, 1995(2)
                                                                                                  through
                                                           For the Years Ended March 31,         March 31,
                                                           --------------------------------------------------
                                                                 1998         1997                  1996
Per Share Operating Performance:
   Net asset value at beginning of period ........        $  17.27           $ 14.77            $ 13.89
                                                          --------           -------            -------
Income from Investment Operations:
   Net investment income .........................            0.51              0.41               0.13
   Net realized and unrealized gain on investments            5.25              2.53               1.17
                                                          --------           -------            -------
   Total from Investment Operations ..............            5.76              2.94               1.30
                                                          --------           -------            -------

Less Distributions:
   Net investment income and short-term gains ....           (0.51)            (0.38)             (0.10)
   Net realized long-term capital gains ..........           (0.26)            (0.06)             (0.32)
                                                          --------           -------            -------
   Total distributions ...........................           (0.77)            (0.44)             (0.42)
                                                          --------           -------            -------
   Net asset value at end of period ..............        $  22.26           $ 17.27            $ 14.77
                                                          ========           =======            =======
Total Return .....................................           34.08%            20.24%             21.12%

Ratios to Average Net Assets:
   Expenses ......................................            0.89%             1.02%              1.03%(2)
   Net investment income .........................            2.75%             2.83%              2.89%(2)

Supplemental Data:
   Net assets at end of period (000) .............        $103,817           $34,771            $11,768
   Portfolio turnover rate .......................               7%               13%                15%


                 See accompanying Notes to Financial Statements.

FLAG INVESTORS VALUE BUILDER FUND
---------------------------------------------------------------------
Notes to Financial Statements

NOTE 1 -- Significant Accounting Policies

     Flag Investors Value Builder Fund, Inc. ("the Fund"), which was organized as a Maryland Corporation on March 5, 1992, commenced operations June 15, 1992. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end Investment Management Company. Its objective is to seek long-term growth of capital and current income through diversified in vestments in a professionally managed balanced portfolio of equity and debt securities.

     The Fund consists of four share classes: Class A Shares, which were first offered June 15, 1992; Class B Shares, which were first offered January 3, 1995; Institutional Shares, which were first offered November 2, 1995; and Class C Shares, which were first offered April 8, 1998. The Fund previously offered Class DShares which were converted to Class A Shares on November 20, 1998.

     The Class A, Class B, and Class C Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B and C Shares have a contingent deferred sales charge. In addition each of the classes has a different distribution fee. The Institutional Shares do not have a front-end sales charge, a contingent deferred sales charge or a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation-- values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------
     NOTE 1 -- concluded

     B. Repurchase Agreements--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the seller's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the seller defaults. The Fund's access to the collateral may be delayed or limited if the seller defaults and the value of the collateral declines or if the seller enters into an insolvency proceeding.

     C. Federal Income Taxes-- Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

               The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. The Fund designates $11,809,456 as being paid from long-term capital gains.

     D. Securities Transactions, Investment Income, Distributions and Other-- Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------
Notes to Financial Statements (continued)
NOTE 2  Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ICC an annual fee. This fee is based on the Fund's average daily net assets and is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount over $200 million.

     For the year ended March 31, 1999 ICC's advisory fee was $5,619,259 of which $559,244 was payable at the end of the period.

     ICC also provides accounting services to the Fund for which the Fund pays ICCan annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets. For the year ended March 31, 1999 ICC's fee was $127,817 of which $11,441 was payable at the end of the period.

     ICC also provides transfer agency services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the year ended March 31, 1999 ICC's fee was $335,996 of which $25,461 was payable at the end of the period.

     Bankers Trust Corporation is the Fund's custodian. For the year ended March 31, 1999, custody fees amounted to $92,747, of which $35,500 was payable at the end of the period.

     Certain officers and directors of the Fund are also officers or directors of ICC.

     Alex. Brown Investment Management ("ABIM") is the Fund's sub-advisor. As compensation for its sub-advisory services, ICC pays ABIMa fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.75% of the first $50 million, 0.60% of the next $150 million, and 0.50% of the amount over $200 million.

     ICC Distributors, Inc., a member of the Forum Group of companies, provides distribution services to the Fund for which the Fund pays ICC Distributors an annual fee that is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 1.00% of the Class B and Class C Shares' average daily net assets. The fees for the Class B and Class C Shares include a 0.25% shareholder servicing fee.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 1999 was $14,319 and the accrued liability was $31,300.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

NOTE 2 -- concluded

     On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved a new advisory agreement between ICC and the Fund in the event the merger is approved and completed. The new advisory agreement and a new sub-advisory agreement will be subject to shareholder approval. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

NOTE 3  Capital Share Transactions

     The Fund is authorized to issue up to 90 million shares of $.001 par value capital stock (40 million Class A, 15 million Class B, 15 million Institutional, 15 million Class C, 3 million Class D and 2 million undesignated). Transactions in shares of the Fund were as follows:


                                                          Class A Shares
                                                 ----------------------------------
                                                     For the             For the
                                                   Year Ended          Year Ended
                                                 March 31, 1999      March 31, 1998
                                                 --------------      --------------
Shares sold ................................         7,667,470           7,042,839
Shares issued to shareholders on
  reinvestment of dividends ................           927,793             641,162
Shares converted from Class D ..............           744,609                  --
Shares redeemed ............................        (4,698,072)         (1,656,511)
                                                 -------------       -------------
Net increase in shares outstanding .........         4,641,800           6,027,490
                                                  ============       =============

Proceeds from sale of shares ...............     $ 167,786,940       $ 140,113,104
Value of reinvested dividends ..............        20,162,879          12,406,231
Value of shares converted from Class D .....        16,366,512                  --
Cost of shares redeemed ....................      (102,312,507)        (32,747,372)
                                                 -------------       -------------
Net increase from capital share
 transactions ..............................     $ 102,003,824       $ 119,771,963
                                                 =============       =============

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 3  continued


                                                          Class B Shares
                                                 ----------------------------------
                                                     For the             For the
                                                   Year Ended          Year Ended
                                                 March 31, 1999      March 31, 1998
                                                 --------------      --------------
Shares sold ................................        1,963,448           1,916,773
Shares issued to shareholders on
  reinvestment of dividends ................          119,699              58,431
Shares redeemed ............................         (414,281)            (62,652)
                                                  -----------         -----------
Net increase in shares outstanding .........        1,668,866           1,912,552
                                                  ===========         ===========
Proceeds from sale of shares ...............      $42,732,188         $37,749,769
Value of reinvested dividends ..............        2,606,348           1,143,662
Cost of shares redeemed ....................       (8,899,431)         (1,250,962)
                                                  -----------         -----------
Net increase from capital share
  transactions .............................      $36,439,105         $37,642,469
                                                  ===========         ===========



                                                 Class C Shares
                                                  ------------
                                                   For Period
                                                April 8, 1998(1)
                                                    through
                                                 March 31, 1999
                                                ---------------
Shares sold ................................           735,840
Shares issued to shareholders on
  reinvestment of dividends ................            12,033
Shares redeemed ............................           (24,353)
                                                  ------------
Net increase in shares outstanding .........           723,520
                                                  ============
Proceeds from sale of shares ...............      $ 16,181,630
Value of reinvested dividends ..............           261,764
Cost of shares redeemed ....................          (544,762)
                                                  ------------
Net increase from capital share
  transactions .............................      $ 15,898,632
                                                  ============

----------
(1) Commencement of operations.

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

NOTE 3 -- concluded

                                                     Class D Shares(1)
                                          --------------------------------------
                                            For the Period
                                            April 1, 1998           For the
                                                through            Year Ended
                                          November 20, 1998       March 31, 1998
                                          -----------------       --------------
Shares sold ........................                 --                    --
Shares issued to shareholders on
  reinvestment of dividends ........                9,988                26,051
Shares converted to Class A ........             (745,254)                 --
Shares redeemed ....................             (102,674)              (77,261)
                                             ------------          ------------
Net decrease in shares outstanding .             (837,940)              (51,210)
                                             ============          ============

Proceeds from sale of shares .......         $       --            $       --
Value of reinvested dividends ......              212,526               500,413
Value of shares converted to Class A          (16,366,512)
Cost of shares redeemed ............           (2,130,846)           (1,566,659)
                                             ------------          ------------
Net decrease from capital share
  transactions .....................         $(18,284,832)         $ (1,066,246)
                                             ============          ============

-----------
(1) Converted to Class A Shares on November 20, 1998.



                                                  Institutional Shares
                                          -----------------------------------
                                              For the               For the
                                            Year Ended            Year Ended
                                          March 31, 1999        March 31, 1998
                                           ------------          ------------
Shares sold ......................            2,172,982             2,782,404
Shares issued to shareholders on
  reinvestment of dividends ......              192,473               109,243
Shares redeemed ..................           (1,076,590)             (241,221)
                                           ------------          ------------

Net increase in shares outstanding            1,288,865             2,650,426
                                           ============          ============

Proceeds from sale of shares .....         $ 46,655,765          $ 55,823,020
Value of reinvested dividends ....            4,221,557             2,152,945
Cost of shares redeemed ..........          (22,007,214)           (4,872,187)
                                           ------------          ------------
Net increase from capital share
  transactions ...................         $ 28,870,108          $ 53,103,778
                                           ============          ============

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

Notes to Financial Statements (concluded)
NOTE4 -- Investment Transactions

     Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $248,879,467 and sales of investment securities aggregated $70,765,644 for the year ended March 31, 1999. Purchases of U.S. government obligations aggregated $1,012,734, and sales of U.S. government obligations aggregated $7,034,903 for the period.

     On March 31, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $312,827,053 and aggregate gross unrealized depreciation of all securities in which there is an excess of tax cost over value was $24,481,453.

Note 5 -- Net Assets

     On March 31, 1999, net assets consisted of:

 Paid-in capital:
   Class A Shares                                                  $407,144,016
   Class B Shares                                                    90,075,405
   Class C Shares                                                    15,898,631
   Institutional Shares                                             114,058,757
 Accumulated net realized gain from security transactions             2,984,183
 Unrealized appreciation of investments                             288,122,547
 Undistributed net investment income                                  4,505,377
                                                                   ------------
                                                                   $922,788,916
                                                                   ============

FLAG INVESTORS VALUE BUILDER FUND
-----------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders and Directors of
Flag Investors Value Builder Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Flag Investors Value Builder Fund, Inc. (the "Fund"), at March 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, MD
April 30, 1999


-----------------------------------------------------------------------------
Tax Information (Unaudited)
For the Tax Year Ended March 31, 1999

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $11,809,456 from long-term capital gains; of which $11,809,456 was subject to the 20% rate gains category.

     Of ordinary distributions made during the fiscal year ended March 31, 1999, 41.71% qualifies for the dividends received deduction available to corporate shareholders.

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Directors and Officers

                       TRUMAN T. SEMANS
                           Director

                       JAMES J. CUNNANE
                           Chairman

                        RICHARD T. HALE
                           Director

                      JOSEPH R. HARDIMAN
                           Director

                         LOUIS E. LEVY
                           Director

                      EUGENE J. MCDONALD
                           Director

                       REBECCA W. RIMEL
                           Director

                      CARL W. VOGT, ESQ.
                           Director

                          HARRY WOOLF
                           President

                         AMY M. OLMERT
                           Secretary

                       JOSEPH A. FINELLI
                           Treasurer

                        SCOTT J. LIOTTA
                      Assistant Secretary

Investment Objective

A balanced mutual fund designed to maximize total return through a combination of long-term growth of capital and current income.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.



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                             [FLAG INVESTORS LOGO]


                                     Growth

                       Flag Investors Emerging Growth Fund

                       Flag Investors Equity Partners Fund

                        Flag Investors International Fund


                                    Specialty

                       Flag Investors Communications Fund

                   Flag Investors Real Estate Securities Fund


                                    Balanced

                        Flag Investors Value Builder Fund


                                  Fixed Income

                  Flag Investors Short-Intermediate Income Fund

              Flag Investors Total Return U.S. Treasury Fund Shares


                                 Tax-Free Income

                  Flag Investors Managed Municipal Fund Shares


                                  Money Market

                    Flag Investors Cash Reserve Prime Shares

                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                                 Distributed by:
                             ICC Distributors, Inc.
                                                                           VBANN
                                                                          (5/99)